Principal Accounting Policies - Summary of the Disaggregated Revenues (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Freight Matching Services [Member]
Disaggregation of Revenue [Line Items]
Revenues attributable to value added tax	¥ 4,094	¥ 3,490	¥ 2,580
Value Added Tax Services [Member]
Disaggregation of Revenue [Line Items]
Revenues attributable to value added tax	¥ 79	¥ 61	¥ 40